Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 605,440,000
Total Fee Amount	83,611.27
Total Offset Amount	0
Net Fee	$ 83,611.27
Offset Table N/A	N/A